8. Notes and Loans Payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of notes payable
	September 30,	December 31,
	2019	2018

Notes Payable – Unrelated Party	$1,050,777	$676,477
Notes Payable – Related Party	296,916	265,242
Total	1,347,693	941,719
Less Discontinued operations Notes Payable – Unrelated Party	(453,147)	–
Current portion	$894,546	$(941,719)

	December 31,	December 31,
	2018	2017
Loans Payable Unrelated Party	$665,488	$215,979
Notes Payable – Unrelated Party	10,989	–
Notes Payable – Related Party	265,242	144,189
Total	941,719	360,168
Current portion	(941,719)	(360,168)
Long-term portion	$–	$–